4. Income Taxes (Details - Income tax expense) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2017
Current federal tax expense
Federal			$ 0
State			0
Deferred tax (benefit)
Federal			0
State			0
Total	$ 0	$ 0	$ 0	$ 0